Medtronic Agreement (Details) - Medtronic Agreement - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Preferred Stock
Reimbursable research and development expense	$ 1,000,000.0	$ 2,300,000	$ 1,700,000
Proceeds from issuance of Series D-2 Preferred Stock		40,000,000	40,000,000
Revenue recognized to date	$ 0	0	0
Minimum
Preferred Stock
Expected to receive product price		500	500
Maximum
Preferred Stock
Expected to receive product price		1,600	$ 1,600
Accounts Payable and Accrued Expenses
Preferred Stock
Reimbursable research and development expense		$ 1,900,000